Property and Equipment	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
5.	PROPERTY AND EQUIPMENT

As of June 30, 2023 and 2022, property and equipment consisted of the following:

	As of June 30,
	2023	2022
Leasehold improvement	$939,825	$17,394
Building	456,748	-
Office equipment	115,314	85,939
	1,511,887	103,333
Less: accumulated depreciation	(667,273)	(31,570)
	$844,614	$71,763

For the fiscal years ended June 30, 2021, 2022, and 2023, depreciation expenses amounted to $28,902, $60,600, and $665,431, respectively.